Fair Value (Assets Measured At Fair Value On A Non-Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	$ 6,585	$ 7,093
Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	2,989	794
Commercial [Member] | Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	143	157
Single-Family Mortgage Loans [Member] | Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	128	$ 123
Multi-Family Mortgage Loans [Member] | Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	45
Real Estate, Commercial, Non-Owner Occupied [Member] | Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	2,215
Real Estate, Commercial, Owner Occupied [Member] | Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	213	$ 225
Real Estate, Commercial, Land [Member] | Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	$ 245	$ 289